Document and Entity Information	9 Months Ended
Sep. 30, 2018
Document And Entity Information
Entity Registrant Name	NEVSUN RESOURCES LTD
Entity Central Index Key	0000919991
Document Type	6-K
Document Period End Date	Sep. 30, 2018
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity's Reporting Status Current?	Yes
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2018